Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
(American Beacon Ionic Inflation Protection ETF) | American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Annual Return [Percent]	6.97%	1.58%